united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Brian Curley, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2720

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Fair Value
	COMMON STOCKS - 99.4%
	AEROSPACE/DEFENSE - 1.5%
20,725	Triumph Group, Inc.	$ 533,669

	AIRLINES - 0.5%
3,400	Spirit Airlines, Inc. *	180,438

	APPAREL - 1.5%
11,460	Unifi, Inc. *	325,349
7,800	Wolverine World Wide, Inc.,	194,766
		520,115
	AUTO PARTS & EQUIPMENT - 1.9%
6,080	Cooper Tire & Rubber Co.	269,648
1,500	Tenneco, Inc.	93,630
11,940	Tower International, Inc.	323,574
		686,852
	BANKS - 17.1%
34,930	Associated Banc-Corp.	852,292
13,360	Central Pacific Financial Corp.	408,014
49,635	First Commonwealth Financial Corp.	658,160
11,500	FNB Corp.	171,005
27,640	Fulton Financial Corp.	493,374
4,775	Hancock Holding Co.	217,501
11,050	International Bancshares Corp.	391,170
6,185	MB Financial, Inc.	264,842
48,870	Old National Bancorp.	847,894
12,900	Southwest Bancorp, Inc.	337,335
3,560	UMB Financial Corp.	268,104
24,000	Umpqua Holdings Corp.	425,760
21,120	Union Bankshares Corp.	743,002
		6,078,453
	BIOTECHNOLOGY - 0.6%
11,500	Myriad Genetics, Inc.*	220,800

	BUILDING MATERIALS - 0.6%
8,450	Cree, Inc.*	225,868

	CHEMICALS - 0.3%
7,700	Calgon Carbon Corp.	112,420

	COMMERCIAL SERVICES - 4.4%
7,150	CoreLogic, Inc. *	291,148
9,860	Korn/Ferry International	310,491
16,845	Liberty Tax, Inc.	240,041
6,215	McGrath RentCorp.	208,638
4,445	Morningstar, Inc.	349,377
10,500	Resources Connection, Inc.	175,875
		1,575,570

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value
	COMPUTERS - 1.8%
1,500	CACI International, Inc. *	$ 175,950
10,300	Convergys Corp.	217,845
1,800	Science Applications International Corp.	133,920
7,200	Syntel, Inc.	121,176
		648,891
	DISTRIBUTION/WHOLESALE - 0.5%
10,750	Essendant, Inc.	162,862

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
15,800	KCG Holdings, Inc. *	281,714
9,985	Legg Mason, Inc.	360,558
2,350	Stifel Financial Corp.*	117,947
		760,219
	ELECTRIC - 1.9%
7,500	Avista Corp.	292,875
15,450	Dynegy, Inc. *	121,437
6,000	Portland General Electric Co.	266,520
		680,832
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
700	EnerSys	55,258

	ELECTRONICS - 1.7%
5,800	Methode Electronics, Inc.	264,480
20,900	Vishay Intertechnology, Inc.	343,805
		608,285
	ENGINEERING & CONSTRUCTION - 1.5%
23,915	Aegion Corp. *	547,893

	ENVIRONMENTAL CONTROL - 0.5%
4,480	Tetra Tech, Inc.	183,008

	FOOD - 2.4%
8,150	Dean Foods Co.	160,229
18,400	Flowers Foods, Inc.	357,144
3,340	Sanderson Farms, Inc.	346,826
		864,199
	FOREST PRODUCTS & PAPER - 0.8%
4,860	Clearwater Paper Corp. *	272,160

	GAS - 1.3%
6,900	New Jersey Resources Corp.	273,240
2,250	Southwest Gas Corp.	186,548
		459,788
	HEALTHCARE PRODUCTS - 2.7%
15,500	Bruker Corp.	361,615
13,400	Patterson Cos, Inc.	606,082
		967,697

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value
	HEALTHCARE SERVICES - 0.5%
9,800	Ensign Group, Inc.	$ 184,240

	HOME FURNISHINGS - 0.5%
5,550	Ethan Allen Interiors, Inc.	170,107

	INSURANCE - 3.4%
16,500	CNO Financial Group, Inc.	338,250
9,290	First American Financial Corp.	364,911
4,400	ProAssurance Corp.	265,100
12,800	Radian Group, Inc.	229,888
		1,198,149
	IRON & STEEL - 1.5%
7,150	Carpenter Technology Corp.	266,695
13,000	Commercial Metals Co.	248,690
		515,385
	MACHINERY - CONSTRUCTION & MINING - 1.3%
3,700	Hyster-Yale Materials Handling, Inc.	208,643
3,720	Oshkosh Corp.	255,155
		463,798
	MACHINERY - DIVERSIFIED - 1.8%
4,430	AGCO Corp.	266,597
6,200	Briggs & Stratton Corp.	139,190
2,575	Lindsay Corp.	226,909
		632,696
	MEDIA - 2.6%
12,950	Time, Inc.	250,582
35,941	TiVo Corp.	673,894
		924,476
	METAL FABRICATE/HARDWARE - 0.9%
6,300	LB Foster Co.	78,750
5,000	The Timken Co.	226,000
		304,750
	MINING - 0.5%
2,200	Materion Corp.	175,780

	MISCELLANEOUS MANUFACTURED - 1.4%
9,050	American Outdoor Brands Corp. *	179,280
22,495	Federal Signal Corp.	310,656
		489,936
	OFFICE FURNISHINGS - 0.4%
8,160	Steelcase, Inc.	136,680

	OIL & GAS - 1.3%
3,870	Murphy USA, Inc. *	284,135
7,750	PBF Energy Inc	171,818
		455,953

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value
	OIL & GAS SERVICES - 3.6%
14,770	Bristow Group, Inc.	$ 224,652
15,400	Matrix Service Co. *	254,100
12,345	Oil States International, Inc. *	409,237
26,845	Superior Energy Services, Inc. *	382,809
		1,270,798
	PACKAGING & CONTAINERS - 1.7%
12,430	Bemis Co., Inc.	607,330

	PHARMACEUTICALS - 0.9%
9,280	Owens & Minor, Inc.	321,088

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.9%
61,000	Cedar Realty Trust, Inc.	306,220
28,715	Cousins Properties, Inc.	237,473
12,990	DuPont Fabros Technology, Inc.	644,174
31,145	Dynex Capital, Inc.	220,818
10,400	Gramercy Property Trust	273,520
5,650	Healthcare Realty Trust, Inc.	183,625
16,045	Hersha Hospitality Trust	301,486
4,175	Life Storage, Inc.	342,851
1,965	National Health Investors, Inc.	142,718
11,000	Physicians Realty Trust	218,570
23,170	RLJ Lodging Trust	544,727
10,395	Ryman Hospitality Properties, Inc.	642,723
8,800	Xenia Hotels & Resorts, Inc.	150,216
		4,209,121
	RETAIL - 7.0%
21,100	Bloomin' Brands, Inc.	416,303
3,000	Bob Evans Farms, Inc.	194,610
3,105	Brinker International, Inc.	136,496
3,580	Cheesecake Factory, Inc.	226,829
25,500	DSW, Inc.	527,340
21,960	Express, Inc.*	200,056
8,300	GameStop Corp.	187,165
2,100	Group 1 Automotive, Inc.	155,568
3,250	Penske Automotive Group, Inc.	152,132
5,160	Williams-Sonoma, Inc.	276,679
		2,473,178
	SAVING & LOANS - 3.2%
16,733	Berkshire Hills Bancorp, Inc.	603,225
15,720	Washington Federal, Inc.	520,332
		1,123,557
	SEMICONDUCTORS - 1.4%
16,200	Teradyne, Inc.	503,820

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
	Shares		Fair Value
		SOFTWARE - 1.9%
	13,200	Inovalon Holdings, Inc. *	$ 166,320
	12,700	Progress Software Corp.	368,935
	3,230	Verint Systems, Inc.*	140,101
			675,356
		STORAGE/WAREHOUSING - 0.7%
	8,140	Mobile Mini, Inc.	248,270

		TELECOMMUNICATIONS - 2.5%
	6,490	DigitalGlobe, Inc. *	212,548
	31,475	Infinera Corp. *	321,989
	13,840	West Corp.	337,973
			872,510
		TRANSPORTATION - 1.8%
	10,260	Heartland Express, Inc.	205,713
	13,480	Matson, Inc.	428,125
			633,838
		WATER - 0.9%
	7,550	American States Water Co.	334,465

		TOTAL COMMON STOCKS (Cost $32,226,580)	35,270,558

		SHORT-TERM INVESTMENT - 1.1%
	390,219	Union Bank Institutional Trust, 0.30%** (Cost $390,219)	390,219

		TOTAL INVESTMENTS - 100.5% (Cost $32,616,799) (a)	$ 35,660,777
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(165,130)
		NET ASSETS - 100.0%	$ 35,495,647

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,067,647 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 4,310,094
		Unrealized Depreciation:	(1,716,964)
		Net Unrealized Appreciation:	$ 2,593,130
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
REITS - Real Estate Investment Trusts

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,270,558	$ -	$ -	$ 35,270,558
Short-Term Investment	-	390,219	-	390,219
Total	$ 35,270,558	$ 390,219	$ -	$ 35,660,777

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/26/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/26/2017